Columbia Pyrford International Stock Fund
First Quarter Report
November 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Pyrford International Stock Fund, November 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 95.8%
Issuer	Shares	Value ($)
Australia 9.1%
Brambles Ltd.	580,487	7,227,292
Computershare Ltd.	282,865	5,893,542
Endeavour Group Ltd.	810,336	2,315,938
QBE Insurance Group Ltd.	375,135	4,900,949
Woodside Energy Group Ltd.	259,357	4,160,037
Woolworths Group Ltd.	319,867	6,310,781
Total		30,808,539
Finland 2.8%
KONE OYJ, Class B	64,430	3,340,711
Sampo OYJ, Class A	145,652	6,238,975
Total		9,579,686
France 7.4%
Air Liquide SA	39,575	6,582,721
Bureau Veritas A	148,730	4,529,510
Legrand SA	41,227	4,136,702
L’Oreal SA	7,790	2,710,500
Rubis SCA	90,858	2,182,659
Sanofi SA	52,110	5,061,302
Total		25,203,394
Germany 9.4%
Brenntag SE	80,337	5,188,175
Deutsche Post AG	164,360	6,047,597
Infineon Technologies AG	109,813	3,579,561
Merck KGaA	35,275	5,287,161
Nemetschek SE	37,929	3,936,401
SAP SE	33,252	7,896,216
Total		31,935,111
Hong Kong 5.1%
AIA Group Ltd.	888,400	6,689,296
ASMPT Ltd.	286,970	2,861,880
Power Assets Holdings Ltd.	521,569	3,428,463
VTech Holdings Ltd.	639,500	4,378,450
Total		17,358,089
Common Stocks (continued)
Issuer	Shares	Value ($)
Indonesia 2.8%
PT Bank Rakyat Indonesia Persero Tbk	17,799,100	4,794,987
PT Telekomunikasi Indonesia Persero Tbk	28,020,600	4,804,587
Total		9,599,574
Japan 14.0%
ABC-Mart, Inc.	210,600	4,333,188
Japan Tobacco, Inc.	298,168	8,411,295
KDDI Corp.	239,700	7,922,645
Mitsubishi Electric Corp.	465,200	7,898,797
Nabtesco Corp.	303,000	4,892,995
Nihon Kohden Corp.	388,100	5,520,075
Nissan Chemical Industries Ltd.	162,000	5,657,985
Sumitomo Rubber Industries Ltd.	261,500	2,885,542
Total		47,522,522
Malaysia 3.0%
Axiata Group Bhd	3,883,000	2,046,269
Malayan Banking Bhd	2,836,000	6,507,734
Telekom Malaysia Bhd	1,106,900	1,584,252
Total		10,138,255
Netherlands 3.1%
Koninklijke Philips NV(a)	120,231	3,288,765
Shell PLC	85,125	2,735,669
Wolters Kluwer NV	28,142	4,696,661
Total		10,721,095
Norway 1.9%
Telenor ASA	547,568	6,447,257
Singapore 6.8%
ComfortDelGro Corp., Ltd.	2,264,200	2,468,467
Singapore Technologies Engineering Ltd.	1,157,900	3,891,999
Singapore Telecommunications Ltd.	1,520,607	3,521,815
United Overseas Bank Ltd.	293,402	7,966,087
Venture Corp., Ltd.	544,600	5,235,050
Total		23,083,418

Columbia Pyrford International Stock Fund  | 2024

Portfolio of Investments  (continued)
Columbia Pyrford International Stock Fund, November 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 2.4%
ASSA ABLOY AB, Class B	86,737	2,663,883
Atlas Copco AB, Class A	142,332	2,275,333
Essity AB, Class B	114,490	3,153,766
Total		8,092,982
Switzerland 8.1%
Geberit AG	3,138	1,892,704
Givaudan SA	388	1,711,765
Nestlé SA, Registered Shares	100,307	8,710,633
Novartis AG, Registered Shares	67,260	7,130,866
Schindler Holding AG	6,279	1,815,633
SGS SA, Registered Shares	20,380	2,024,425
Zurich Insurance Group AG	6,580	4,176,419
Total		27,462,445
Taiwan 3.1%
Advantech Co., Ltd.	188,675	1,964,760
Chunghwa Telecom Co., Ltd.	976,000	3,702,239
Merida Industry Co., Ltd.	89,000	441,018
Taiwan Semiconductor Manufacturing Co., Ltd.	145,000	4,518,281
Total		10,626,298
United Kingdom 13.5%
BP PLC	454,562	2,226,012
British American Tobacco PLC	134,141	5,094,720
Bunzl PLC	64,977	2,942,605
Croda International PLC	56,602	2,485,681
IMI PLC	89,226	2,067,015
Imperial Brands PLC	123,793	4,048,810
Legal & General Group PLC	1,761,491	4,964,345
Common Stocks (continued)
Issuer	Shares	Value ($)
National Grid PLC	384,774	4,856,868
Reckitt Benckiser Group PLC	73,105	4,534,709
Rio Tinto Ltd.	46,103	3,568,679
Unilever PLC	117,726	7,044,940
Vodafone Group PLC	2,190,553	1,976,409
Total		45,810,793
United States 3.3%
GSK PLC	209,622	3,561,123
Roche Holding AG, Genusschein Shares	25,933	7,534,855
Total		11,095,978
Total Common Stocks (Cost $250,858,531)		325,485,436

Preferred Stocks 1.9%
Issuer	Shares	Value ($)
Germany 1.9%
FUCHS SE	140,613	6,322,832
Total Preferred Stocks (Cost $4,333,415)		6,322,832

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.802%(b),(c)	3,327,125	3,326,460
Total Money Market Funds (Cost $3,326,342)		3,326,460
Total Investments in Securities (Cost $258,518,288)		335,134,728
Other Assets & Liabilities, Net		4,401,713
Net Assets		$339,536,441
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.802%
	2,325,817	17,853,350	(16,852,660)	(47)	3,326,460	(399)	54,753	3,327,125
Columbia Pyrford International Stock Fund  | 2024

Portfolio of Investments  (continued)
Columbia Pyrford International Stock Fund, November 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Pyrford International Stock Fund  | 2024

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1QT319_08_R01_(01/25)